Revenues	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenues
5.	Revenues
Remaining Performance Obligations
As of September 30, 2021, the Company had $36.4 million of remaining performance obligations, which represents the transaction price of executed contracts less inception to date revenue recognized.
Remaining performance obligations exclude unexercised contract options. The Company expects to recognize revenue relating to remaining funded contractual performance obligations, of which a portion is recorded in deferred revenue in the unaudited condensed consolidated balance sheets, of $11.7 million, $23.1 million, and $1.6 million during the three months ending December 31, 2021, during fiscal year 2022, and thereafter, respectively.
Disaggregation of Revenue
The Company earns revenue through the sale of imagery & software analytical services and engineering & systems integration. The Company’s management primarily disaggregates revenue as follows: (i) imagery; (ii) data, software and analytics; and (iii) engineering and integration. This disaggregation allows the Company to evaluate market trends and certain imagery & software analytical services and engineering & systems integration services. These offerings currently have both recurring and non-recurring
price attributes, particularly the engineering & systems integration offerings.
The following table disaggregates revenue by type of imagery & software analytical services and engineering & integration for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(in thousands)		(in thousands)
Imagery	$2,773	$814	$5,621	$1,222
Data, software and analytics	3,756	4,720	12,023	12,038
Engineering & integration	1,408	(217)	4,952	1,468

Total revenues	$7,937	$5,317	$22,596	$14,728

The approximate revenue based on geographic location of customers is as follows for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(in thousands)		(in thousands)
US	$6,704	$3,875	$19,063	$11,853
Middle East	607	1,249	1,987	2,446
Asia	343	183	1,113	397
Other	283	10	433	32

Total revenues	$7,937	$5,317	$22,596	$14,728

Revenue from significant customers for the three and nine months ended September 30, 2021 and 2020 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(in thousands)		(in thousands)
U.S. federal government and agencies	$6,590	$3,831	$18,897	$11,699
Commercial and other	1,347	1,486	3,699	3,029

Total revenues	$7,937	$5,317	$22,596	$14,728

As of September 30, 2021 and December 31, 2020, accounts receivable consisted of the following:

	September 30, 2021	December 31, 2020
	(in thousands)
U.S. federal government and agencies	$4,584	$1,335
Commercial and other	325	1,568
Allowance for doubtful accounts	—	—

Total accounts receivable	$4,909	$2,903

The following table disaggregates revenue for the three and nine months ended September 30, 2021 and 2020 by when control is transferred:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(in thousands)		(in thousands)
Point in time	$3,104	$2,128	$7,565	$3,300
Over time	4,833	3,189	15,031	11,428

Total revenues	$7,937	$5,317	$22,596	$14,728

4.	Revenues
Remaining Performance Obligations
As of December 31, 2020, the Company had $46.1 million of remaining performance obligations, which represents the transaction price of executed contracts less inception to date revenue recognized. Remaining performance obligations exclude unexercised contract options. The Company expects to recognize revenue relating to remaining performance obligations of $28.5 million, $11.4 million, and $6.2 million in the fiscal years 2021, 2022 and thereafter, respectively.
Disaggregation of Revenue
The Company earns revenue through the sale of products and services. Imagery; data, software and analytics; and engineering and integration are the disaggregation of revenue primarily used by management, as this disaggregation allows for the evaluation of market trends and certain product lines and services vary in recurring versus non-recurring
nature.
The following table disaggregates revenue by type of products and services for the years ended December 31, 2020 and 2019:

	Year Ended December 31,
	2020	2019
	(in thousands)
Imagery	$3,005	$623
Data, software and analytics	15,732	12,702
Engineering and integration	2,398	388

Total revenues	$21,135	$13,713

The approximate revenue based on geographic location of customers for the years ended December 31, 2020 and 2019 is as follows:

	Year Ended December 31,
	2020	2019
	(in thousands)
US	$17,239	$11,908
Middle East	3,185	1,537
Asia	668	268
Other	43	—

Total revenues	$21,135	$13,713

Revenues from significant customers for the years ended December 31, 2020 and 2019 is as follows:

	Year Ended December 31,
	2020	2019
	(in thousands)
U.S. federal government and agencies	$17,050	$11,680
Commercial and other	4,085	2,033

Total revenues	$21,135	$13,713

Accounts receivable for the years ended December 31, 2020 and 2019 is as follows:

	December 31,
	2020	2019
	(in thousands)
U.S. federal government and agencies	$1,335	$3,349
Commercial and other	1,568	979
Allowance for doubtful accounts	—	—

Total accounts receivable	$2,903	$4,328

The following table disaggregates revenue by when control is transferred for the years ended December 31, 2020 and 2019:

	Year Ended December 31,
	2020	2019
Point in time	$5,405	$2,505
Over time	15,730	11,208

Total revenues	$21,135	$13,713

The cumulative effect of changes made to the consolidated January 1, 2020 balance sheet for the adoption of ASC 606 was primarily due to accounting for incremental costs to obtain contracts, comprised of contract commissions and changes in recognition of product revenues for long-term engineering and integration construction contracts which were previously recognized based on contract milestones achieved and, upon adoption of ASC 606, are recognized over time using the cost-to-cost
method to measure progress. The adjustments are as follows:

	Balance at December 31, 2019	Adjustments due to ASC 606	Balance at January 1, 2020
	(in thousands)
Assets
Contract assets	$—	$337	$337

Total current assets	65,863	337	66,200
Contract assets - long-term	—	281	281

Total assets	$163,364	$618	$163,982

Liabilities and stockholders’ deficit
Contract liabilities	$7,952	$214	$8,166

Total current liabilities	100,300	214	100,514
Contract liabilities - long-term	—	1,054	1,054

Total liabilities	181,659	1,268	182,927
Accumulated deficit	(203,799)	(650)	(204,449)

Total stockholders’ deficit	(189,616)	(650)	(190,266)

Total liabilities and stockholders’ deficit	$163,364	$618	$163,982

The effects to the consolidated balance sheet, consolidated statement of operations, and consolidated statement of cash flows as of and for the year ended December 31, 2020 were the following:
Consolidated Balance Sheet

	As Reported (ASC 606)	As Adjusted (ASC 605)
	(in thousands)
Contract assets	$3,796	$3,515
Contract liabilities - current	14,537	14,030
Contract liabilities - long-term	2,559	2,559
Accumulated deficit	(223,984)	(223,196)
Consolidated Statement of Operations

	Year ended December 31, 2020
	As Reported (ASC 606)	As Adjusted (ASC 605)
Revenues
Services	$18,737	$18,737
Products	2,398	2,025
Costs and expenses:
Service costs, excluding depreciation and amortization	13,331	13,331
Product costs, excluding depreciation and amortization	10,535	10,535
Selling, general and administrative	28,606	28,472
Operating loss	$(41,395)	$(41,634)

Consolidated Statement of Cash Flows

	Year ended December 31, 2020
	As Reported (ASC 606)	As Adjusted (ASC 605)
Cash flows used in operating activities
Net loss	$(19,535)	$(19,774)
Gain/(loss) from discontinued operations, net of tax	28,185	28,185

Loss from continuing operations	(47,720)	(47,959)
Changes in operating assets and liabilities:
Contract assets	(3,796)	(3,515)
Contract liabilities - current and long-term	9,019	8,512

Cash flows used in operating activities - continuing operations	(15,300)	(15,300)
Cash flows (used in) operating activities - discontinued operations	(16,374)	(16,374)

Net cash used in operating activities	(31,674)	(31,674)

The change in product revenue reflected above were primarily due to the Company’s long-term engineering and integration contracts which were previously recognized based on contract milestones achieved and, upon adoption of ASC 606, are recognized over time using the cost-to-cost
method to measure progress. The change in contract liabilities is primarily due to accounting for incremental costs to obtain contracts, comprised of contract commissions and changes in deferred revenue as a result from the change in recognition of product revenues. The change in contract assets is a result of accounting for incremental costs incurred to obtain a contract.